Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017	[1]
Non-current assets
Vessels (Note 8)	$ 3,520,067,000	$ 2,271,500,000
Assets under construction (Note 8)	0	63,668,000
Other tangible assets (Note 8)	1,943,000	1,663,000
Intangible assets	105,000	72,000
Receivables (Note 10)	38,658,000	160,352,000
Investments in equity accounted investees (Note 25)	43,182,000	30,595,000
Deferred tax assets (Note 9)	2,255,000	2,487,000
Total non-current assets	3,606,210,000	2,530,337,000
Current assets
Trade and other receivables (Note 11)	305,726,000	136,797,000
Current tax assets	282,000	191,000
Cash and cash equivalents (Note 12)	173,133,000	143,648,000	[2]
Non-current assets held for sale (Note 3)	42,000,000	0
Total current assets	521,141,000	280,636,000
TOTAL ASSETS	4,127,351,000	2,810,973,000
Equity
Share capital (Note 13)	239,148,000	173,046,000
Share premium (Note 13)	1,702,549,000	1,215,227,000
Translation reserve	411,000	568,000
Hedging reserve (Note 13)	(2,698,000)	0
Treasury shares (Note 13)	(14,651,000)	(16,102,000)
Retained earnings	335,764,000	473,622,000
Equity attributable to owners of the Company	2,260,523,000	1,846,361,000
Non-current liabilities
Bank loans (Note 15)	1,421,465,000	653,730,000
Other notes (Note 15)	148,166,000	147,619,000
Other payables (Note 17)	1,451,000	539,000
Employee benefits (Note 16)	4,336,000	3,984,000
Provisions (Note 20)	4,288,000	0
Total non-current liabilities	1,579,706,000	805,872,000
Current liabilities
Trade and other payables (Note 17)	87,225,000	61,355,000
Current tax liabilities	41,000	11,000
Bank loans (Note 15)	138,537,000	47,361,000
Other borrowings (Note 15)	60,342,000	50,010,000
Provisions (Note 20)	977,000	3,000
Total current liabilities	287,122,000	158,740,000
TOTAL EQUITY and LIABILITIES	$ 4,127,351,000	$ 2,810,973,000

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.